EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income for the year	$ 797	$ 501		$ (112)
Dividends on Class A redeemable junior preferred shares	(116)	(68)	[1]	0
Net income (loss)	681	433		(112)
Non-controlling interests	$ 1	$ 2		$ 0
Earnings per share per class C share - basic (in dollars per share)	$ 10.51	$ 13.75		$ (4.92)
Weighted average shares - Class C shares (in shares)	64,215,726	30,919,577		19,903,823
Brookfield Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 0	$ 0		$ (17)
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	5	6		3
Class C shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 675	$ 425		$ (98)

[1]	The Company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter of 2022. In addition, the Company completed a special distribution of shares of Brookfield Asset Management Ltd. (the “Manager shares”) to the holders of the Company’s Class A exchangeable and Class B shares in the amount of $5.481 per share in the fourth quarter of 2022.